4 Segment information (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 Number	Dec. 31, 2019 BRL (R$)
Disclosure of operating segments [line items]
Number of reportable segments | Number	2
IPEC Licenses [Member]
Disclosure of operating segments [line items]
Capital expense on acquisitions of property and equipment		R$ 108,000
Capital expense on acquisitions of intangible assets		R$ 54,000